Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000256497 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%	[1]
C000256497 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[1]
C000256497 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[1]
C000256497 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[1]
C000256497 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[1]
C000256497 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[1]
C000256499 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%	[2]
C000256499 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[2]
C000256499 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[2]
C000256499 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[2]
C000256499 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[2]
C000256499 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[2]
C000256495 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%	[3]
C000256495 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[3]
C000256495 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[3]
C000256495 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[3]
C000256495 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[3]
C000256495 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[3]
C000256496 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%	[4]
C000256496 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[4]
C000256496 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[4]
C000256496 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[4]
C000256496 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[4]
C000256496 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[4]
C000256498 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%	[5]
C000256498 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.90%	[5]
C000256498 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[5]
C000256498 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[5]
C000256498 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[5]
C000256498 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[5]
C000256539 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%	[6]
C000256539 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%	[6]
C000256539 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[6]
C000256539 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[6]
C000256539 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[6]
C000256539 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[6]
C000256539 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[6]
C000256540 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%	[7]
C000256540 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%	[7]
C000256540 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[7]
C000256540 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[7]
C000256540 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[7]
C000256540 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[7]
C000256540 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[7]
C000256541 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%	[8]
C000256541 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%	[8]
C000256541 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[8]
C000256541 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[8]
C000256541 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[8]
C000256541 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[8]
C000256541 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[8]
C000256538 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%	[9]
C000256538 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.90%	[9]
C000256538 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[9]
C000256538 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[9]
C000256538 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[9]
C000256538 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[9]
C000256538 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[9]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[6]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[7]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[8]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[9]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.